Federated Hermes High Income Bond Fund, Inc.
Portfolio of Investments
December 31, 2020 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.8%
	Aerospace/Defense—1.4%
$ 1,800,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$1,919,259
400,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	423,870
725,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	751,735
1,975,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	2,013,700
400,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	411,750
2,475,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	2,605,680
900,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	962,271
	TOTAL	9,088,265
	Automotive—5.3%
2,200,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,263,250
200,000	Adient US LLC, 144A, 7.000%, 5/15/2026	217,870
100,000	Adient US LLC, 144A, 9.000%, 4/15/2025	111,625
1,150,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	1,211,813
100,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	107,907
1,750,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	1,837,281
775,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	806,484
450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	455,202
1,100,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	1,104,125
1,925,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	1,973,722
875,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	886,484
1,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	1,606,099
1,825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	1,919,571
900,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	943,875
1,175,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	1,213,187
1,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	1,312,500
1,925,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	2,146,279
1,125,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	1,224,619
1,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	1,208,754
725,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	770,628
625,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	689,725
1,875,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	1,987,500
1,425,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	1,468,149
4,225,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	4,597,051
1,725,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	1,791,844
	TOTAL	33,855,544
	Building Materials—2.5%
525,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	544,262
2,775,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	2,880,797
2,775,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	2,873,859
400,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	425,750
275,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	285,828
200,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	210,875
500,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	524,280
2,200,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	2,318,250
1,025,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	1,031,406

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 550,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	$589,196
2,850,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	2,983,594
1,150,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	1,228,344
		TOTAL	15,896,441
		Cable Satellite—7.9%
1,725,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	1,829,578
1,700,000		CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	1,756,270
975,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	1,011,714
900,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	949,599
2,650,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	2,815,638
1,600,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,728,400
1,700,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,799,450
1,550,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	1,646,914
625,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	685,869
1,175,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	1,221,706
1,025,000		CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsecd. Note, 144A, 4.500%, 5/1/2032	1,095,694
750,000		CSC Holdings LLC, 144A, 5.500%, 5/15/2026	780,937
925,000		CSC Holdings LLC, Sr. Unsecd. Note, 5.250%, 6/1/2024	1,002,954
575,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	564,938
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	470,970
1,350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	1,410,932
2,325,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	2,466,825
1,900,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	2,085,259
825,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	933,013
1,100,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	1,238,561
2,725,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	2,861,250
200,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	213,250
425,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	476,317
950,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	988,950
1,150,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	782,000
850,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	609,790
325,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	234,520
450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/1/2022	457,313
1,725,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	1,838,203
1,775,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	1,841,562
900,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	991,969
3,400,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,637,150
925,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	960,844
400,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	418,400
1,600,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	1,736,544
525,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	537,674
2,405,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	2,514,656
1,725,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	1,826,163
		TOTAL	50,421,776
		Chemicals—2.8%
596,735		Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	603,386
2,100,000		Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	2,147,250
300,000		Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	319,500
400,000		Axalta Coating Systems LLC, Sr. Unsecd. Note, 3.375%, 2/15/2029	400,750
2,225,000		Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	2,316,548

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 625,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	$678,631
1,025,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	1,056,391
400,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	410,750
1,725,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	1,848,984
500,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	550,625
3,025,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	3,121,422
500,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	514,062
2,650,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	2,820,594
625,000	WR Grace & Co-Conn, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2027	663,606
	TOTAL	17,452,499
	Construction Machinery—0.8%
1,450,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	1,462,731
525,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	551,736
600,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	635,889
650,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	684,938
950,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,012,937
550,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	611,531
200,000	United Rentals North America, Inc., Term Loan - 2nd Lien, 3.875%, 11/15/2027	209,750
	TOTAL	5,169,512
	Consumer Cyclical Services—1.8%
800,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	854,040
4,600,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	5,022,004
550,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	556,875
525,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	553,547
3,579,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	3,969,791
300,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	320,812
	TOTAL	11,277,069
	Consumer Products—0.9%
600,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	645,651
1,375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	1,425,902
525,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	553,245
350,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	389,244
300,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	320,437
2,625,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	2,687,344
	TOTAL	6,021,823
	Diversified Manufacturing—1.4%
350,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	374,173
3,300,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	3,470,511
325,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	352,157
1,100,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,101,210
1,450,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,489,875
450,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	495,519
1,200,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	1,366,434
	TOTAL	8,649,879
	Finance Companies—1.7%
250,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	252,532
1,925,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	2,050,125
1,050,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	1,143,187
275,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	300,266
375,000	Navient Corp., Sr. Unsecd. Note, 7.250%, 9/25/2023	411,696

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 525,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	$562,073
1,175,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	1,256,516
825,000	Quicken Loans Llc / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	843,047
1,250,000	Quicken Loans Llc / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	1,300,000
2,700,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	2,851,875
	TOTAL	10,971,317
	Food & Beverage—2.4%
425,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	438,388
1,125,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,186,875
1,875,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	2,006,250
275,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	284,213
1,900,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	2,055,778
1,775,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	2,110,652
425,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 144A, 4.250%, 3/1/2031	474,029
250,000	Lamb Weston Holdings, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2028	279,531
150,000	Lamb Weston Holdings, Inc., Sr. Unsub., 144A, 4.875%, 11/1/2026	157,076
750,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	789,908
950,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	982,523
1,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	1,066,875
3,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,181,875
400,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	406,250
	TOTAL	15,420,223
	Gaming—4.0%
650,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	681,688
1,050,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	1,092,851
925,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	962,185
200,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	222,688
925,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	962,000
200,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	210,500
425,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	450,852
1,175,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	1,252,850
1,325,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	1,468,534
1,225,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	1,239,584
100,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	108,803
175,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.750%, 2/1/2027	196,601
350,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	358,531
225,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	241,200
700,000	MGM Resorts International, 6.000%, 3/15/2023	752,500
479,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	507,776
625,000	MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	671,091
567,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	632,718
903,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	1,000,095
950,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	1,029,776
1,925,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	2,014,031
3,025,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	3,189,484
875,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	883,203
2,100,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	2,128,192
750,000	Twin River Worldwide Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 6/1/2027	805,781
100,000	VICI Properties LP/ VICI Note Co., Inc., 144A, 3.500%, 2/15/2025	102,465
150,000	VICI Properties LP/ VICI Note Co., Inc., 144A, 3.750%, 2/15/2027	153,633

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 850,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	$882,916
1,125,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	1,205,651
	TOTAL	25,408,179
	Health Care—7.4%
1,125,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	1,130,625
2,375,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	2,434,126
200,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	214,000
175,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	188,287
375,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	385,781
1,875,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	1,985,156
300,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	314,757
575,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	603,333
525,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	565,163
175,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	189,264
350,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	369,024
700,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	754,950
600,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	626,625
2,850,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	2,981,813
1,225,000	HCA, Inc., 5.875%, 5/1/2023	1,347,751
1,900,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	2,019,425
2,000,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,252,030
1,150,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	1,323,966
1,325,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	1,567,508
250,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	301,676
1,525,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,600,297
700,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	745,493
675,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	726,509
500,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	508,750
200,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	200,110
2,225,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	2,457,234
1,325,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	1,422,692
2,525,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	2,471,344
2,050,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	1,773,250
375,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	403,884
700,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	731,395
2,300,000	Tenet Healthcare Corp., 5.125%, 5/1/2025	2,347,702
100,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	104,938
775,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	811,696
600,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	636,750
175,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	191,435
1,125,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	1,154,273
700,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	753,760
2,050,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	2,122,826
250,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	261,383
450,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	485,352
3,200,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	3,286,000
	TOTAL	46,752,333
	Health Insurance—1.5%
425,000	Centene Corp., Sr. Unsecd. Note, 3.000%, 10/15/2030	450,989
950,000	Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	976,106

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Insurance—continued
$ 1,750,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	$1,847,930
675,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	714,656
550,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	565,114
575,000		Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	605,851
1,650,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	1,752,820
1,800,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	2,000,709
275,000		Molina Healthcare, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2030	295,625
		TOTAL	9,209,800
		Independent Energy—5.8%
1,100,000		Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	1,047,062
300,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	294,375
250,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	255,798
250,000		Apache Corp., Sr. Unsecd. Note, 4.625%, 11/15/2025	262,813
500,000		Apache Corp., Sr. Unsecd. Note, 4.875%, 11/15/2027	530,750
375,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	359,625
200,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	200,000
300,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	334,500
750,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	640,170
775,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	447,562
475,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	247,000
400,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 6.250%, 4/15/2023	255,000
850,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	462,098
1,050,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	756,425
1,889,000	[1,2]	Chesapeake Energy Corp., 144A, 11.500%, 1/1/2025	333,409
625,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	28,906
775,000		Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	791,887
1,100,000		Continental Resources, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2031	1,223,040
2,150,000		Crownrock LP/ Crownrock F, 144A, 5.625%, 10/15/2025	2,197,031
1,300,000		Double Eagle Iii Midco, Sr. Unsecd. Note, 144A, 7.750%, 12/15/2025	1,381,744
150,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	154,204
600,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	648,120
600,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	642,936
275,000		EQT Corp., Sr. Unsecd. Note, 5.000%, 1/15/2029	290,626
1,050,000		EQT Corp., Sr. Unsecd. Note, 7.875%, 2/1/2025	1,197,152
450,000		EQT Corp., Sr. Unsecd. Note, 8.750%, 2/1/2030	550,687
350,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	231,875
250,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	165,625
500,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	330,938
175,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	115,938
725,000		Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	752,525
1,125,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	1,084,500
325,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	304,484
275,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	262,702
1,050,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	1,015,570
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	409,662
1,325,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	1,120,321
800,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	675,740
725,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	773,212
1,100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	1,153,350
975,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	1,060,069

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 675,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	$770,091
1,500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	1,763,437
450,000		Parsley Energy LLC / Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2025	469,800
275,000		Parsley Energy LLC / Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	301,400
625,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	643,428
850,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	879,219
875,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	922,250
625,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	686,516
1,275,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,206,743
281,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	274,502
375,000		Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	392,438
1,100,000		SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	929,500
250,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	203,411
50,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	40,125
425,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	345,313
450,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	486,709
650,000	[1,2,3]	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 04/15/2025	0
675,000		WPX Energy, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2030	716,512
425,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	451,057
425,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	447,419
100,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.875%, 6/15/2028	109,130
		TOTAL	37,028,431
		Industrial - Other—0.5%
275,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	283,766
475,000		Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	525,172
700,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	764,312
1,325,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	1,406,984
		TOTAL	2,980,234
		Insurance - P&C—4.3%
2,950,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	3,161,485
3,225,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	3,474,808
1,125,000		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	1,206,563
100,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	104,500
2,550,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	2,650,891
950,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	1,034,028
7,175,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	7,510,754
175,000		NFP Corp., Sec. Fac. Bond, 144A, 7.000%, 5/15/2025	188,891
4,200,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	4,489,506
3,400,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	3,495,591
		TOTAL	27,317,017
		Leisure—0.5%
1,900,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	1,954,625
200,000		Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	216,375
875,000		Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	870,463
		TOTAL	3,041,463
		Lodging—0.6%
1,600,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 5.125%, 5/1/2026	1,656,000
300,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	313,369
75,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	79,763
325,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	354,047

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Lodging—continued
$ 625,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	$683,984
525,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	546,486
	TOTAL	3,633,649
	Media Entertainment—6.8%
1,325,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	1,370,322
1,325,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	1,348,188
1,850,000	CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	1,848,844
677,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	693,339
1,225,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	997,609
2,100,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	1,273,125
1,350,000	Entercom Media Corp., 144A, 6.500%, 5/1/2027	1,376,743
150,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	164,438
375,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	381,328
2,325,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	2,436,891
369,700	iHeartCommunications, Inc., 6.375%, 5/1/2026	396,272
400,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	412,676
625,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	655,744
3,412,269	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	3,648,313
425,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	452,625
1,525,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,584,810
250,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	262,500
1,750,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,866,200
1,400,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	1,467,375
2,475,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	2,655,217
861,000	Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	864,125
500,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	514,063
550,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	598,634
1,075,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	1,218,109
375,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	391,639
400,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	421,392
1,150,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	1,202,843
625,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	637,109
650,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	678,724
2,125,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	2,192,447
1,825,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	1,869,484
225,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.750%, 3/15/2026	240,536
1,850,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	1,956,111
3,675,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	4,058,578
400,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	420,110
325,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	345,922
	TOTAL	42,902,385
	Metals & Mining—1.3%
1,675,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	1,693,668
975,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.125%, 3/1/2028	1,024,359
625,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	665,234
1,000,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	1,099,275
400,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	425,408
650,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	724,224
900,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	1,127,813

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—continued
$ 1,575,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	$1,638,984
	TOTAL	8,398,965
	Midstream—7.6%
150,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	166,500
625,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	712,872
2,225,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,508,276
1,525,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	1,490,687
1,475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,451,953
2,475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,382,435
550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	569,294
475,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.125%, 3/1/2025	481,531
625,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.500%, 3/1/2028	644,922
850,000	Cheniere Energy, Inc., Sr. Secd. Note, 144A, 4.625%, 10/15/2028	893,562
2,300,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	2,362,675
500,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	522,100
525,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	556,117
2,350,000	CNX Midstream Partners LP / CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	2,397,000
1,350,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	1,522,057
1,225,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	1,341,350
1,225,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	1,272,855
675,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	739,969
1,175,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,229,344
750,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	757,031
2,000,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	2,134,630
225,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.750%, 10/1/2025	239,963
675,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	731,177
425,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.375%, 10/1/2030	482,237
650,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	687,781
1,100,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	1,126,801
2,500,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	2,620,312
1,100,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.500%, 8/15/2022	992,750
1,550,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	997,650
300,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	308,568
1,900,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	2,009,126
500,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	514,058
1,650,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	1,736,930
725,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	770,019
400,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	435,000
550,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 4.875%, 2/1/2031	597,575
1,400,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,521,296
675,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	680,778
450,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	463,219
625,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	650,000
350,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	368,162
2,950,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	2,938,082
475,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	481,244
225,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	221,983
475,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 5.050%, 2/1/2030	529,072
	TOTAL	48,240,943

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Oil Field Services—1.7%
$ 1,150,000		Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	$1,199,979
2,175,000		Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,346,281
1,000,000		Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	703,045
250,000		Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	171,956
175,000		Precision Drilling Corp., Sr. Unsecd. Note, 5.250%, 11/15/2024	151,922
725,000		Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	668,359
600,000		Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	524,136
900,000	[1,2]	Sesi LLC, 7.125%, 12/15/2021	292,500
2,225,000	[1,2]	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	723,125
1,325,000		Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	614,469
1,675,000		USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	1,791,027
1,675,000		USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	1,753,516
		TOTAL	10,940,315
		Packaging—5.6%
3,100,000		ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	3,313,125
725,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	761,837
1,275,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,339,783
1,425,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,478,081
1,500,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	1,498,125
1,300,000		Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	1,397,805
900,000		Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	969,469
1,300,000		Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	1,327,547
3,050,000		Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	3,084,312
1,075,000		Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	1,119,140
4,000,000		Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	4,070,000
2,425,000		Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	2,554,301
1,050,000		Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	1,135,202
1,025,000		Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/2023	1,099,953
1,100,000		Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	1,221,687
300,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	325,313
2,375,000		Reynolds Group Issuer, Inc. / LLC / LU, Sec. Fac. Bond, 144A, 4.000%, 10/15/2027	2,437,344
775,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	829,250
300,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	336,563
1,725,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	1,757,163
1,050,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	1,120,875
425,000		Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	450,234
1,800,000		Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	1,974,195
		TOTAL	35,601,304
		Paper—0.6%
2,625,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	2,853,047
300,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	311,595
275,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	281,703
525,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	583,307
		TOTAL	4,029,652
		Pharmaceuticals—3.3%
650,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	674,239
425,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	456,609
600,000		Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	617,850
1,125,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	1,160,764
725,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	746,804

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$ 725,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	$758,781
3,375,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	3,481,852
675,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	734,191
1,575,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	1,773,127
1,475,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	1,642,538
1,475,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	1,634,234
575,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	641,873
1,792,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., 144A, 6.000%, 6/30/2028	1,524,992
804,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., Term Loan - 2nd Lien, 144A, 9.500%, 7/31/2027	898,972
925,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	977,022
725,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	774,844
3,550,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	1,242,500
2,350,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	822,500
450,000		Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	452,088
		TOTAL	21,015,780
		Restaurant—1.4%
925,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	954,313
181,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	184,801
375,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 3.500%, 2/15/2029	375,235
5,025,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 2nd Lien, 144A, 4.000%, 10/15/2030	5,102,435
275,000		Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	278,322
350,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	384,300
1,475,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	1,533,078
		TOTAL	8,812,484
		Retailers—0.5%
275,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	288,750
1,200,000		Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	1,292,028
865,158	[4]	Party City Holdings, Inc., 144A, 5.750% (6-month USLIBOR 0.750% Floor +5.000%), 7/15/2025	782,968
300,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	319,158
175,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	184,516
		TOTAL	2,867,420
		Supermarkets—1.0%
2,320,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	2,398,056
525,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	533,531
2,075,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	2,098,863
350,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	381,458
575,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	644,532
		TOTAL	6,056,440
		Technology—7.1%
1,150,000		AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	1,251,344
625,000		Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	675,762
700,000		Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	717,500
350,000		BY Crown Parent LLC / BY Bond Finance, Inc., 144A, 4.250%, 1/31/2026	359,187
775,000		Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	824,577
775,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	791,236
3,325,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	3,451,766
200,000		Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	224,375
250,000		Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	263,594
125,000		Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	133,672
3,750,000		Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	4,096,875

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 400,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	$420,500
175,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	184,844
2,850,000	JDA Escrow LLC / JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	2,910,263
1,225,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	1,284,719
900,000	Microchip Technology, Inc., Sr. Unsecd. Note, 144A, 4.250%, 9/1/2025	952,381
1,050,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	1,109,719
1,375,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	1,477,266
175,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	186,266
300,000	NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	332,757
175,000	NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	195,106
1,000,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	1,059,995
500,000	ON Semiconductor Corp., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	516,875
275,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	285,785
600,000	Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	639,384
375,000	PTC, Inc., Sr. Unsecd. Note, 144A, 4.000%, 2/15/2028	393,750
225,000	PTC, Inc., Sr. Unsub., 144A, 3.625%, 2/15/2025	231,729
800,000	Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	881,552
450,000	Qorvo, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/1/2031	465,187
800,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	839,660
250,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	265,430
1,075,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.125%, 7/15/2029	1,077,134
900,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.375%, 7/15/2031	906,556
525,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	566,016
400,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	445,750
125,000	Sensata Technologies, Inc., 144A, 3.750%, 2/15/2031	129,729
450,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	468,562
2,650,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,833,565
450,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	484,594
2,010,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	2,270,928
4,800,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	4,967,040
1,475,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	1,515,408
2,025,000	Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	2,080,687
	TOTAL	45,169,025
	Transportation Services—0.3%
850,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	841,500
1,125,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	1,219,922
	TOTAL	2,061,422
	Utility - Electric—2.9%
1,075,000	Calpine Corp., 144A, 4.500%, 2/15/2028	1,119,612
202,000	Calpine Corp., 144A, 5.250%, 6/1/2026	209,272
800,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	793,764
325,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	334,679
350,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	366,275
725,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	763,704
3,075,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	3,272,953
850,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	898,875
975,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	1,030,088
200,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	205,135
225,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	231,902
750,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	826,736

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 575,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	$629,266
425,000		Pattern Energy Operations LP / Pattern Energy Operations, Inc., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2028	449,172
225,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	233,016
900,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	964,989
2,100,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	2,363,602
1,050,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	1,114,050
700,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	730,415
1,700,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,810,670
		TOTAL	18,348,175
		Wireless Communications—2.2%
4,000,000		Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	4,215,000
975,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	1,287,346
1,000,000		Sprint Corp., 7.125%, 6/15/2024	1,170,650
2,700,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	3,233,817
600,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	614,526
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	376,649
1,700,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	1,745,943
425,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	459,227
925,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	958,531
		TOTAL	14,061,689
		TOTAL CORPORATE BONDS (IDENTIFIED COST $589,857,401)	608,101,453
		COMMON STOCKS—0.5%
		Chemicals—0.1%
35,727	[2]	Hexion Holdings Corp.	437,656
		Independent Energy—0.3%
24,718	[2]	Oasis Petroleum, Inc.	916,049
33,117	[2]	Whiting Petroleum Corp.	827,925
		TOTAL	1,743,974
		Media Entertainment—0.0%
25,586	[2]	iHeartMedia, Inc.	332,106
		Retailers—0.1%
88,038	[2]	Party City Holdco, Inc.	541,434
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,719,063)	3,055,170
		FLOATING RATE LOANS—0.2%
		Health Care—0.1%
$ 1,330,090	[4]	Envision Healthcare Corp., 1st Lien PIK Term Loan B, 7.000% (3-month USLIBOR 1.000% Floor +6.000%), 10/10/2025	1,053,272
		Independent Energy—0.1%
625,000	[4]	Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (1-month USLIBOR 1.000% Floor +9.000%), 11/1/2025	683,203
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $2,925,393)	1,736,475
		INVESTMENT COMPANY—2.2%
13,906,078		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.08%[5] (IDENTIFIED COST $13,916,220)	13,908,859
		TOTAL INVESTMENT IN SECURITIES—98.7% (IDENTIFIED COST $611,418,077)	626,801,957
		OTHER ASSETS AND LIABILITIES - NET—1.3%[6]	8,100,359
		TOTAL NET ASSETS—100%	$634,902,316

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended December 31, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 3/31/2020	$20,428,191
Purchases at Cost	$107,581,681
Proceeds from Sales	$(114,119,540)
Change in Unrealized Appreciation/Depreciation	$12,906
Net Realized Gain/(Loss)	$5,621
Value as of 12/31/2020	$13,908,859
Shares Held as of 12/31/2020	13,906,078
Dividend Income	$44,852

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$608,101,453	$0*	$608,101,453
Floating Rate Loans	—	1,736,475	—	1,736,475
Equity Securities:
Common Stocks
Domestic	3,055,170	—	—	3,055,170
Investment Company	13,908,859	—	—	13,908,859
TOTAL SECURITIES	$16,964,029	$609,837,928	$0	$626,801,957

*
Includes $45,500 transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market date due to observable market value being unavailable. This transfer represents the value of the security at the beginning of the period.

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
PIK	—Payment in Kind